Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 10,061	$ 16,142
Restricted deposits	584	904
Short-term bank deposits	16,700	15,250
Available-for-sale marketable securities	33,372	26,470
Trade receivables, net (net of allowance for credit losses $ 22,324 and $25,306 on March 31, 2025 and December 31, 2024, respectively)	19,234	16,482
Other receivables and prepaid expenses	5,983	6,317
Inventories	8,193	8,611
Total current assets	94,127	90,176
NON-CURRENT ASSETS:
Severance pay fund	456	464
Restricted deposit	296	279
Operating lease right-of-use assets	6,366	6,741
Other assets	564	2,151
Property and equipment, net	6,550	7,692
Intangible assets, net	153	305
Goodwill	31,833	31,833
Total non-current assets	46,218	49,465
Total assets	140,345	139,641
CURRENT LIABILITIES:
Trade payables	1,021	946
Employees and payroll accruals	5,995	8,208
Deferred revenues	20,013	17,054
Short-term operating lease liabilities	1,062	562
Other payables and accrued expenses	9,786	9,200
Total current liabilities	37,877	35,970
LONG-TERM LIABILITIES:
Deferred revenues	6,440	7,136
Long-term operating lease liabilities	5,093	5,807
Accrued severance pay	934	946
Convertible debt	40,000	39,973
Total long-term liabilities	52,467	53,862
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at March 31, 2025, and December 31, 2024; Issued: 40,560,391 and 40,346,993 shares at March 31, 2025 and December 31, 2024, respectively; Outstanding: 39,744,391 and 39,530,993 shares at March 31, 2025 and December 31, 2024, respectively.	1,018	1,012
Additional paid-in capital	319,351	318,138
Treasury share at cost - 816,000 shares at March 31, 2025 and December 31, 2024.	(3,998)	(3,998)
Accumulated other comprehensive income	(338)	357
Accumulated deficit	(266,032)	(265,700)
Total shareholders’ equity	50,001	49,809
Total liabilities and shareholders’ equity	$ 140,345	$ 139,641